S000036207 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
FTSE Three-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.45%	2.54%		1.79%
Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)		0.15%
C000179757 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.99%	2.89%		1.11%
Performance Inception Date			Jan. 03, 2017
C000179757 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.13%	1.72%		0.13%
Performance Inception Date			Jan. 03, 2017
C000179757 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.18%	1.73%		0.43%
Performance Inception Date			Jan. 03, 2017

[1]	Returns shown for periods prior to the inception date of the Fund’s Class Inst shares include the returns of the Fund’s Class A shares through January 2, 2017. Class A shares were offered prior to the inception date of the Fund’s Class Inst shares but have since been merged into the Fund’s Class Inst shares.